Shareholder Report, Holdings (Details) - BNY Mellon New Jersey Municipal Bond Fund, Inc.	Jun. 30, 2024
Class A – DRNJX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class A – DRNJX | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A – DRNJX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A – DRNJX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A – DRNJX | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A – DRNJX | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A – DRNJX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A – DRNJX | Development
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A – DRNJX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class A – DRNJX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class A – DRNJX | Education
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class A – DRNJX | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class C – DCNJX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class C – DCNJX | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C – DCNJX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C – DCNJX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C – DCNJX | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C – DCNJX | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C – DCNJX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C – DCNJX | Development
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C – DCNJX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class C – DCNJX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class C – DCNJX | Education
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class C – DCNJX | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class I – DNMIX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class I – DNMIX | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I – DNMIX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I – DNMIX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I – DNMIX | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I – DNMIX | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I – DNMIX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I – DNMIX | Development
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I – DNMIX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class I – DNMIX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class I – DNMIX | Education
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class I – DNMIX | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class Y – DNJYX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class Y – DNJYX | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Y – DNJYX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Y – DNJYX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Y – DNJYX | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Y – DNJYX | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Y – DNJYX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Y – DNJYX | Development
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Y – DNJYX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class Y – DNJYX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class Y – DNJYX | Education
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Y – DNJYX | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Class Z– DZNJX | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Class Z– DZNJX | Pollution
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z– DZNJX | Housing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z– DZNJX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z– DZNJX | Water
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z– DZNJX | Student Loan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z– DZNJX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class Z– DZNJX | Development
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Z– DZNJX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class Z– DZNJX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Class Z– DZNJX | Education
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Class Z– DZNJX | Medical
Holdings [Line Items]
Percent of Net Asset Value	15.10%